Note 4 - Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment		$ 1,090,000	$ 971,000
Accumulated depreciation		(827,000)	(712,000)
Property and equipment, net	0	263,000	259,000
Computer Equipment and Software [Member]
Property and equipment		211,000	192,000
Furniture and Fixtures [Member]
Property and equipment		365,000	302,000
Laboratory Equipment [Member]
Property and equipment		$ 514,000	$ 477,000